Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) shares in Millions, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Standards Update 2015-02 [Member]
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Cumulative effect from change in accounting principle	[1]					$ 121
Private Forward Repurchase Transaction [Member]
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Private forward repurchase contract			$ 0	$ 0	$ 750
Common stock repurchased, shares		14.7	94.0	89.0
Noncontrolling interests [Member] | Accounting Standards Update 2015-02 [Member]
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Cumulative effect from change in accounting principle	[1]					$ 121

[1]	(1)Effective January 1, 2016, we adopted changes in consolidation accounting pursuant to Accounting Standards Update (ASU) 2015-02: Amendments to the Consolidation Analysis. Accordingly, we recorded a $121 million net increase to beginning noncontrolling interests as a cumulative-effect adjustment.